Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities at undiscounted amounts
	December 31, 2021
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	39	39	39
Other payables	548	548	548

	December 31, 2020
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	55	55	55
Other payables	65	65	65

Schedule of acts to reduce the foreign exchange risk
	December 31, 2021
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	10,359	693	4	7	11,063
Other receivables	-	210	100	-	310
Restricted deposits	-	39	-	-	39
Liabilities:
Trade payables	39	-	-	-	39
Other payables	200	358	-	-	558
Liability in respect of warrants	1,828	-	-	-	1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	8,292	584	104	7	8,987

	December 31, 2020
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	250	384	58	7	699
Other receivables	—	30	—	—	30
Restricted deposits	—	37	—	—	37
Liabilities:
Trade payables	20	27	6	2	55
Other payables	6	59	—	—	65
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	224	365	52	5	646

Schedule of analysis is based on foreign currency exchange rate
	December 31, 2021
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	58	58	(58)	(58)
10% in the GBP	1	1	(1)	(1)
10% in the Euro	10	10	(10)	(10)

	December 31, 2020
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	37	37	(37)	(37)
10% in the GBP	1	1	(1)	(1)
10% in the Euro	5	5	(5)	(5)

Schedule of analysis of the fair value of liability to warrants issuance
	December 13, 2021	December 31, 2021
	Thousands USD	Thousands USD
Financial liabilities:
Warrants	4,560	1,828

Total	4,560	1,828

Schedule of fair value of the warrants was measured using the monte-carlo model
December 13, 2021

Expected volatility (a)	90.61%
Share price (d)	3.72
Risk-free interest rate (b)	1.30
Expected life (years) (c)	5